Discontinued Operations - Summary of Net Loss from Starz's Discontinued Operations (Details) - Starz Business of Lions Gate Entertainment Corp - USD ($) $ in Millions		9 Months Ended				12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Revenues		$ 2.5		$ 174.9		$ 184.0		$ 124.0		$ 85.5
Direct operating		1.9		99.6		105.6	[1]	129.6	[1]	131.7	[1]
Distribution and marketing		0.0		26.0		28.3		73.7		94.9
General and administration		0.8		8.8		10.4		20.1		16.8
Depreciation and amortization		0.0		9.1		14.8		6.7		7.4
Restructuring and other		(4.5)	[2]	138.3	[2]	160.0	[1]	316.1	[1]	0.0	[1]
Goodwill impairment	[3]					0.0		213.3		0.0
Total expenses		(1.8)		281.8		319.1		759.5		250.8
Operating (loss) income		4.3		(106.9)		(135.1)		(635.5)		(165.3)
Interest expense		(0.2)		0.0
Interest and other income		0.1		0.3		0.3		0.1		2.7
Income (loss) from discontinued operations before income taxes		4.2		(106.6)		(134.8)		(635.4)		(162.6)
Income tax (provision) benefit		(1.1)		18.2		24.2		100.3		37.3
Net income (loss) from discontinued operations, net of income taxes		$ 3.1		$ (88.4)		$ (110.6)		$ (535.1)		$ (125.3)

[1]	During the fiscal years ended March 31, 2024 and 2023, the Starz Business recorded content impairment charges of $160.8 million and $313.1 million, respectively, related to its restructuring plan initiatives, including content impairment of programming in certain international territories associated with the restructuring of LIONSGATE+, and individual content charges pursuant to a strategic review of content performance across Starz’s international platforms resulting in certain programming being removed from those platforms and written down to fair value or removed and abandoned. These charges are included in “restructuring and other” in the table above. During the fiscal year ended March 31, 2022, the Starz Business recorded content impairment changes of $3.9 million as a result of a strategic review of original programming on the platforms, which identified certain titles with limited viewership or strategic purpose which were removed from the LIONSGATE+ service and abandoned, and are included in “direct operating expense” in the table above. Restructuring and other costs in fiscal 2024 also include a benefit of $5.4 million associated with an arrangement to migrate subscribers in some of the exited territories to a third-party in connection with the international restructuring.
[2]	During the nine months ended December 31, 2024, the Starz Business recorded content impairment charges of $2.5 million (2023 — $137.8 million) related to its restructuring plan initiatives, including content impairment of programming in certain international territories associated with the restructuring of LIONSGATE+, and individual content charges pursuant to a strategic review of content performance across Starz’s international platforms resulting in certain programming being removed from those platforms and written down to fair value or removed and abandoned. These charges are included in “restructuring and other” in the table above. In the nine months ended December 31, 2024, restructuring and other also includes a benefit of $7.1 million (2023 — $3.8 million) associated with an arrangement to migrate subscribers in some of the exited territories to a third-party in connection with the international restructuring.
[3]	As described in Note 1, Goodwill Impairment Assessment, during the fiscal year ended March 31, 2023, the Starz Business performed a quantitative impairment assessment which resulted in $213.3 million impairment of goodwill related to the LIONSGATE+ reporting unit.